Segments (Details) - Schedule of Total Assets	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Total Assets [Line Items]
Total assets	¥ 1,425,733,638	$ 200,052,428	¥ 1,031,010,621
AR services [Member]
Schedule of Total Assets [Line Items]
Total assets	1,425,733,638	200,052,428	551,391,408
AR entertainment [Member]
Schedule of Total Assets [Line Items]
Total assets			471,845,963
Semiconductor business [Member]
Schedule of Total Assets [Line Items]
Total assets			¥ 7,773,250